Employee Retirement Plans (Reconciliation of Projected Benefit Obligation, Fair Value of Plan Assets, and Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Changes in plan assets
Fair value of plan assets, end of year	$ 525.2	$ 458.9
Pension Plans, Defined Benefit [Member]
Changes in benefit obligation
Projected benefit obligation, beginning of year	744.0	692.8
Service cost	0	0.3
Interest cost	28.2	31.2
Plan participants contributions	0	0
Plan amendments	0	0
Actuarial (gain) / loss	(78.5)	75.5
Benefits paid	(58.5)	(55.8)
Projected benefit obligation, end of year	635.2	744.0
Changes in plan assets
Fair value of plan assets, beginning of year	458.9	412.2
Actual return on plan assets	84.3	52.7
Employer contributions	40.5	49.8
Plan participants contributions	0	0
Benefits paid	(58.5)	(55.8)
Fair value of plan assets, end of year	525.2	458.9
Funded status
Funded status	(110.0)	(285.1)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Changes in benefit obligation
Projected benefit obligation, beginning of year	5.4	27.8
Service cost	0	0.2
Interest cost	0.1	0.7
Plan participants contributions	0.2	0.3
Plan amendments	0	(22.6)
Actuarial (gain) / loss	(1.0)	0.6
Benefits paid	(0.7)	(1.6)
Projected benefit obligation, end of year	4.0	5.4
Changes in plan assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	0.5	1.3
Plan participants contributions	0.2	0.3
Benefits paid	(0.7)	(1.6)
Fair value of plan assets, end of year	0	0
Funded status
Funded status	$ (4.0)	$ (5.4)